Fair Value Measurements - Summary of Significant Unobservable Inputs (Detail)	Dec. 31, 2018	Dec. 31, 2017
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale debt securities, Weighted-Average	0.0635	0.0776